Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	RADVIEW SOFTWARE LTD
Entity Central Index Key	0001114999
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	76,904,662	76,904,662
Preferred Stock, Shares Outstanding	81,666,668	81,666,668
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 327	$ 404
Restricted cash	28	25
Accounts receivable (no allowance for doubtful accounts as of December 31, 2010 and 2011)	162	201
Prepaid expenses and other current assets	29	91
Total current assets	546	721
LONG-TERM INVESTMENTS:
Severance pay funds	283	283
Total long-term investments	283	283
Total assets	829	1,004
CURRENT LIABILITIES:
Accounts payable	154	290
Accrued expenses and other current liabilities	1,155	1,257
Deferred revenues	587	825
Total current liabilities	1,896	2,372
Warrants and bifurcated conversion feature	282	682
Convertible loan and accrued interest	1,088	1,028
Accrued severance pay	336	336
Total noncurrent liabilities	1,706	2,046
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' DEFICIT:
Ordinary shares, NIS 0.01 nominal value - Authorized: 1,500,000,000 shares as of December 31, 2010 and 2011; Issued: 77,038,662 shares as of December 31, 2010 and 2011; Outstanding: 76,904,662 shares as of December 31, 2010 and 2011	188	188
Preferred shares	191	191
Treasury shares, at cost: 134,000 shares as of December 31, 2010 and 2011	(100)	(100)
Additional paid-in capital	65,261	65,231
Accumulated deficit	(68,313)	(68,924)
Total shareholders' deficit	(2,773)	(3,414)
Total liabilities and shareholders' deficit	829	1,004
Preferred A Shares [Member]
SHAREHOLDERS' DEFICIT:
Preferred shares	191	191
Preferred B Shares [Member]
SHAREHOLDERS' DEFICIT:
Preferred shares

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 0	$ 0
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares issued	1,500,000,000	1,500,000,000
Ordinary shares, shares authorized	77,038,662	77,038,662
Ordinary shares, shares outstanding	76,904,662	76,904,662
Preferred shares, shares outstanding	81,666,668
Treasury shares, shares	134,000	134,000
Preferred A Shares [Member]
Preferred shares, par value per share	$ 0.01	$ 0.01
Preferred shares, shares authorized	225,000,000	225,000,000
Preferred shares, shares issued	81,666,668	81,666,668
Preferred shares, shares outstanding	81,666,668	81,666,668
Preferred shares, aggregate liquidation preference	$ 2,450	$ 2,450
Preferred B Shares [Member]
Preferred shares, par value per share	$ 0.01	$ 0.01
Preferred shares, shares authorized	150,000,000	150,000,000
Preferred shares, shares issued	0	0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Software licenses	$ 992	$ 1,151	$ 1,184
Services and maintenance	1,155	1,266	1,245
Total revenues	2,147	2,417	2,429
Cost of revenues:
Software licenses	76	57	60
Services and maintenance	111	123	66
Total cost of revenues	187	180	126
Gross profit	1,960	2,237	2,303
Operating expenses:
Research and development	897	896	1,015
Sales and marketing	392	637	673
General and administrative	766	742	951
Total operating expenses	2,055	2,275	2,639
Operating loss	(95)	(38)	(336)
Financial income (expenses), net	467	154	(1,027)
Taxes on income (tax benefit)	(239)	(14)	62
Net income (loss)	611	130	(1,425)
Net income attributable to preferred shareholders	315	67
Net income (loss) attributable to Ordinary shareholders	$ 296	$ 63	$ (1,425)
Basic and diluted net income (loss) per Ordinary share	$ 0	$ 0	$ (0.02)
Weighted average number of shares used in computing basic net income (loss) per Ordinary share (in thousands)	76,905	76,905	76,905
Weighted average number of shares used in computing diluted net income (loss) per Ordinary share (in thousands)	158,571	158,571	76,905

STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Preferred A Shares [Member]	Ordinary shares [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2008	$ (2,368)	$ 191	$ 188	$ (100)	$ 64,930	$ (67,577)
Balance, shares at Dec. 31, 2008		81,666,668	77,038,662	134,000
Stock-based compensation	177				177
Cumulative adjustment upon adoption of an amendment of ASC 815-40	(103)				(51)	(52)
Net income (loss)	(1,425)					(1,425)
Balance at Dec. 31, 2009	(3,719)	191	188	(100)	65,056	(69,054)
Balance, shares at Dec. 31, 2009		81,666,668	77,038,662	134,000
Stock-based compensation	175				175
Net income (loss)	130					130
Balance at Dec. 31, 2010	(3,414)	191	188	(100)	65,231	(68,924)
Balance, shares at Dec. 31, 2010		81,666,668	77,038,662	134,000
Stock-based compensation	30				30
Net income (loss)	611					611
Balance at Dec. 31, 2011	$ (2,773)	$ 191	$ 188	$ (100)	$ 65,261	$ (68,313)
Balance, shares at Dec. 31, 2011		81,666,668	77,038,662	134,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 611	$ 130	$ (1,425)
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Depreciation		8	27
Stock-based compensation	30	175	177
Amortization of debt discount, long-term convertible loan discount and deferred financing costs			149
Accrued interest of long-term convertible loan	60	60	60
Changes in fair value of instruments that are classified as liability	(400)	(173)	764
Severance pay, net		4	(17)
Decrease in accounts receivable	39	37	134
Decrease in prepaid expenses and other current assets	62	25	190
Increase (decrease) in accounts payable	(136)	(34)	63
Decrease in accrued expenses and other current liabilities	(102)	(116)	(93)
Increase (decrease) in deferred revenue	(238)	81	(106)
Restricted cash	(3)		1
Net cash provided by (used in) operating activities	(77)	197	(76)
Cash flows from investing activities:
Operating lease deposit			40
Net cash provided by investing activities			40
Increase (decrease) in cash and cash equivalents	(77)	197	(36)
Cash and cash equivalents at the beginning of the year	404	207	243
Cash and cash equivalents at the end of the year	$ 327	$ 404	$ 207

OPERATIONS	12 Months Ended
Dec. 31, 2011
OPERATIONS [Abstract]
OPERATIONS
NOTE 1:-	OPERATIONS

RadView Software Ltd. ("the Company") develops, markets and supports software that enables organizations to verify the scalability, efficiency and reliability of web applications, and facilitates their rapid development.

The Company has four wholly-owned subsidiaries in the United States, United Kingdom, Germany and Sweden. To date the British, German and Swedish subsidiaries are inactive. Since December 2010, the Company is in a process to liquidate the German subsidiary.

The Company incurred net losses of approximately $ 1,425 in 2009 and net income of approximately $ 130 in 2010 and $ 611 in 2011, and had an accumulated deficit of approximately $ 3,414 and $ 2,773 as of December 31, 2010 and 2011, respectively. The Company has funded these losses principally from equity and debt financing proceeds including an initial public offering in August 2000, private placements in March 2004, August 2006 and during 2007, as well as proceeds from technology license arrangements.

The Company believes that it will have sufficient capital resources in order to maintain its current operations, at least through December 31, 2012. The Company bases its assessment on the expected collections from sales and based on a commitment from its controlling shareholder to support the Company by providing financing to allow the coverage of any budget deficit through the second quarter of 2013 up to an amount of $ 500. In addition, during 2011, the due date of the loan from the controlling shareholders in the amount of $ 1,088 (including accrued interest) was extended until August 31, 2013. In case that the above will not result in a sufficient liquidity resources the Company intends to take measures to reduce its operating costs in order to support its operations at least through December 31, 2012. Therefore, these financial statements do not include any adjustments that may be required should the Company not be able to continue as a going concern.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The Company's consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles. The significant accounting policies followed in the preparation of the consolidated financial statements, applied on a consistent basis, are as follows:

a.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining fair value of derivatives instruments, deferred tax assets and income tax uncertainties, fair value of stock-based compensation costs, and certain financial instruments classified as liabilities, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Actual results could differ from these estimates.

b.	Financial statements in U.S. dollars:

A substantial portion of the Company's revenues is in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and its subsidiary operate. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income (expense) in the period in which the currency exchange rates change. The representative rate of exchange was U.S.$ 1.00 = NIS 3.775 at December 31, 2009 U.S.$ 1.00 = NIS 3.549 at December 31, 2010 and U.S.$ 1.00 = NIS 3.821 at December 31, 2011.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of RadView Software Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less. Restricted cash is invested in a short-term bank deposit, which is used as security for Company's guarantee for leased facilities. The deposit is in NIS and bears interest at an average rate of 2.11%.

e.	Allowance for doubtful accounts:

The Company provides an allowance for doubtful accounts against its accounts receivable. The reserve is computed for specific accounts, the collectability of which is doubtful based upon the Company's experience. A summary of the allowance for doubtful accounts is as follows:

	Year ended December 31,
	2009	2010	2011

Balance at the beginning of year	$89	$43	$-
Provision	12	-	-
Write-offs	(58)	(43)	-

Balance at the end of year	$43	$-	$-

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the assets as follows:

Estimated useful life
(In years)

Computers and equipment	3
Office furniture and equipment	3 to 6
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

As of December 31, 2010, the Company had fully amortized its property and equipment. The carrying amount of the assets as of December 31, 2010 and 2011 was $0.

g.	Severance pay:

In accordance with Israel's Severance Pay Law, the Company is required to make severance payments to Israeli employees upon their termination of employment. The amount of such severance payments is based on the most recent monthly salary multiplied by the number of years of employment as of the balance sheet date. The Company has accrued for the estimated total cost of severance pay as computed as of the balance sheet date. Severance expense totaled $ 27 in 2009, $ 45 in 2010 and $ 17 in 2011.

The Company has partially funded its severance pay obligations by monthly deposits for insurance policies. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies and is presented as an asset in the consolidated balance sheets.

h.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products. The Company also generates revenues from support and maintenance services and, to a lesser extent, from training. The Company sells its products primarily through its direct sales force and, to a lesser extent, through resellers and distributors considered as end-users.

The Company recognizes revenue in accordance with Statement of Position ASC 985-605 "Software Revenue Recognition". Under ASC 985-605, revenues from software product licenses are recognized upon delivery of the software provided there is persuasive evidence of an agreement, the fee is fixed or determinable and collection of the related receivable is probable and no further obligations exist. Revenues under multiple-element arrangements, which may include software licenses, support and maintenance and training, are allocated to each element based on their respective fair values based on vendor-specific objective evidence. This objective evidence represents the price of products and services when sold separately. When vendor-specific objective evidence of fair value exists for undelivered elements but does not exist for delivered elements of a software arrangement, the Company uses the residual method for recognition of revenues, when all other revenue recognition criteria are met.

Under the residual method, the Company defers revenues related to the undelivered elements based on their vendor specific objective evidence of fair value and recognizes the remaining arrangement fee for the delivered elements. When vendor-specific objective evidence of fair value for undelivered elements does not exist, and the only undelivered element is services, revenues from the entire arrangement are recognized over the term of the service agreement.

Revenues from support and maintenance agreements are recognized ratably over the support or maintenance period, which is typically one year.

The Company generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue is recognized for software licenses sold to resellers or distributors at the time of delivery, provided that all revenue recognition criteria set forth in ASC 985-605 are fulfilled.

Amounts collected or billed prior to satisfying the above revenue recognition criteria were recorded as deferred revenue. Deferred revenue primarily represents deferred maintenance revenue.

i.	Research and development costs:

The Company has evaluated the establishment of technological feasibility of its products in accordance with ASC 985-20 "Software- Costs of Software to Be Sold, Leased, or Marketed". The Company sells products in a market that is subject to rapid technological change, new product development and changing customer needs. Accordingly, the Company has concluded that technological feasibility is not established until the development stage of the product is nearly complete. The Company defines technological feasibility as the completion of a working model. The time period during which costs could be capitalized from the point of reaching technological feasibility until the time of general product release is very short. Consequently, the amounts that could be capitalized are not material to the Company's financial position or results of operations. Therefore, the Company has charged all such costs to research and development expense in the period incurred.

j.	Advertising expenses:

Advertising expenses are charged to the consolidated statements of operations as they are incurred. Advertising expenses totaled $ 10 in 2009, $ 11 in 2010 and $ 9 in 2011.

k.	Royalty - bearing grants:

Royalty- bearing grants from the Government of Israel for funding approved research and development projects (mainly from the Israeli Chief Scientist's Office ("OCS")) are recognized as a deduction from research and development expenses  at the time the Company is entitled to such grants on the basis of the research and development costs incurred. The grants are not to be repaid, but instead the Company is obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated up to the amount of the grants linked to the CPI plus interest. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues.

No grants were received or accrued in 2009, 2010 and 2011. See Note 6b.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740-10, "Income Taxes" ("ASC 740") and FASB Interpretation, or FIN, No. 48, "Accounting for Uncertainty in Income Taxes" - An Interpretation of ASC 740, or ASC 740-10. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance to reduce deferred tax assets to their estimated realizable value. ASC 740-10 provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements in accordance with ASC 740.

The Company utilizes a two-step approach for recognition and measurement of uncertain tax positions, as required by an amendment to ASC 740-10 . In the first step, the Company evaluates the tax position taken or expected to be taken in a tax return for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. In the second step, the Company measures the tax benefit as the largest amount which is more than 50% likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. See also Note 10.

m.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 "Compensation- Stock compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and values restricted stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

The computation of expected volatility is based on realized historical stock price volatility of the Company. The interest rate for period within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The options expected life represent the period the Company's stock options expected to be outstanding and was determined based on the Simplified Method permitted by SAB 107 and extended by SAB 110 by the average of the vesting period and the contractual term. The Company currently using the simplified method as there no adequate historical experience available to provide other reasonable estimate. The Company adopted SAB 110 effective January 1, 2008.

The fair value for options granted in 2009 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions. No options were granted during 2010 and 2011.

Year ended December 31, 2009

Expected life of option	4.1 years
Dividend yield	0%
Expected volatility	269%
Risk-free interest rate	1.5%

Stock based compensation is expensed on a straight-line basis.

n.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments.

The fair value of Derivatives that are classified as liability in the amount of $ 282 are based in accordance with Level 3 as described below. See also Note 7.

The changes in Level 3 liabilities measured at fair value on a recurring basis are summarized as follows:

Fair value of Warrants and bifurcated conversion feature

Balance December 31, 2010	$682

Net change in fair value of warrants and conversion feature	$(400)

Balance December 31, 2011	$282

The Company adopted the provision of ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") on January 1, 2008. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and employs assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

o.	Basic and diluted net income/loss per share:

Basic net income/loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income/loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding stock options have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for the year ended December 31, 2009. For the years ended December 31, 2010 and 2011 the outstading stock options are anti- dilutive or has no material dilution effect on the net income per share which amounted to zero.The total number of shares related to outstanding options of diluted net income/ loss per share was 19,292,872, 18,993,972  and 9,788,972 for the years ended December 31, 2009, 2010 and 2011, respectively.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, deposit, restricted cash, and accounts receivable.

Cash and cash equivalents, deposit and restricted cash are invested mainly in U.S. dollars with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

Accounts receivable are derived from sales to customers located in the United States, Europe, Israel and APAC. The Company performs on-going credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is maintained with respect to those amounts that the Company has determined to be doubtful of collection.

The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

There were no major customers in 2009, 2010 or 2011.

q.	Derivative Instruments:

Effective January 2009, the Company adopted the amendment to ASC 815-40, "Contracts in Entity's Own Equity". ASC 815-40 changed the manner of determining  whether a freestanding instrument or embedded feature is indexed to the reporting company's own stock. The adoption of ASC 815-40's requirements affects issuers' accounting for warrants and convertible instruments with provisions that protect holders from declines in the stock price ("Down-Round" provisions). Warrants with such provisions are no longer recorded in equity, and convertible instruments with such provisions require "bifurcation" with the conversion option separately accounted for as a derivative under ASC 815, "Derivatives and Hedging". As a result of ASC 815-40, effective January 1, 2009, and due to the Down-Round protection of some of the Company's warrants and convertible debt, certain previously granted warrants were reclassified from shareholders' equity to liability and marked to market at each reporting date. In addition, the conversion embedded feature of the convertible debt was bifurcated and accounted as a derivative under ASC 815, marked to market at each reporting date. The cumulative effect on the accounting for the conversion feature of the Debentures and the related warrants at January 1, 2009 was $ 103.

r.	Treasury Shares:

RadView's shares held by the Company are presented at cost and deducted from shareholders' equity.

s.	Impact of recently issued accounting standards:

1.
In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

2.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU No. 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU No. 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS
	December 31
	2010	2011

Government authorities	$29	$-
Prepaid expenses	26	25
Other receivables	36	4

	$91	$29

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31
	2010	2011
Cost:

Computers and equipment	$3,683	$3,683
Office furniture and equipment	222	222
Leasehold improvements	202	202

	4,107	4,107
Less - accumulated depreciation	4,107	4,107

	$-	$-

Depreciation expenses were $ 27 in 2009, $ 8 in 2010 and $ 0 in 2011.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2010	2011

Employee compensation and related accruals	$132	$118
Professional fees	100	117
Government authorities and Tax	784	499
Royalties to OCS	73	149
Other accrued expenses	168	272

	$1,257	$1,155

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease obligations

The Company operates primarily from leased facilities. Lease agreement expires through December, 2012. Annual minimum future rental payments due under the lease agreements as of December 31, 2011 are approximately as follows:

For the year ending December 31,	Amount

2012	$68

Rent expense, net of sublease income was $ 59 in 2009, $ 59 in 2010 and $ 47 in 2011.

b.	Royalties

1.
In May 2005, the Company entered into a distribution agreement with another third party to re-brand, market and distribute certain software products of a third party also under the Company's private label name of WebLOAD Analyzer. The Company is required to pay royalties to the third party based on the Company's selling price for end-user revenues from the WebLOAD Analyzer product.

No royalties were incurred in 2009, 2010 and 2011.

2.
The Company participated in programs sponsored by the Israeli Government for the support of research and development activities. The Company is obligated to pay royalties to the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS") amounting to 3%-4.5% of the sales of the products and other related revenues generated from such activities sponsored, up to 100% of the grants received, linked to the U.S. dollar and bear interest at the rate of LIBOR (as of December 31, 2011 - 0.8%). Total amount of grants received or accrued, net of royalties paid or accrued, as of December 31, 2011, is approximately $ 294.

As of December 31, 2010 and 2011, the Company has a remaining obligation to pay royalties in the amount of approximately $ 177 and $ 207, respectively, in respect of these grants.

c.	Legal proceeding:

In April 2010, a former employee commenced a proceeding for severance and salary payments and certain other claims in the amount of $ 38, in connection with the period of employment with the Company. In February 2012, this lawsuit was settled for an amount equal to the provision the Company had recorded in this respect.

d.	Liens:

The Company granted to lenders a first and second security priority lien on all of its assets including intellectual property and accounts receivable.

DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 7:-	DERIVATIVE INSTRUMENTS

In 2006, the Company signed a Share Purchase Agreement (the "agreement") with certain investors and received $ 1,500 comprised of $ 750 against the issuance of 25,000,000 convertible Preferred A shares, representing a price per share of $ 0.03, and $ 750 as a convertible loan.

The Investors also received warrants to purchase 18,750,000 Preferred B shares, additional investment rights exercisable at the option of the Investors, to purchase up to an additional $ 2,250 of Preferred A shares at a price of $ 0.03 per share for a period of 18 months after the closing of the initial investment ("Additional Investment Rights") and an additional right to receive warrants for up to 56,250,000 Preferred B shares with respect to the exercise of Additional Investment Rights, each at an exercise price of $ 0.04 per share, exercisable for a period of five years from date of issuance. In 2006 and 2007, the investors exercised additional investment rights in a total amount of $ 1,700 in consideration for the issuance of 56,666,668 additional Preferred A shares and 42,500,000 warrants to purchase Preferred B shares.

The convertible loan bears interest of 8.0% per annum. The convertible loan plus any accrued interest thereon is convertible into Preferred shares at a conversion price of $ 0.03 per share, at the election of the Investors. The Conversion Price shall be subject to adjustment for any bonus share issues, share splits, combinations and similar events and pursuant to the anti-dilution provisions as set forth in the Company's Articles of Association. The convertible loan was due to mature three years from the closing date and, if not converted by such date, become due and payable 30 days thereafter. During 2009, 2010 and 2011, the due date of the convertible loan was re-extended and is currently set to August 31, 2013. The Company accounted for the extension agreement in accordance with ASC 470-50-40 as a non-substantive modification.

Pursuant to an evaluation of the terms of the Share Purchase Agreement under the provisions of ASC 815-40, "Determining Whether an Instrument (or Embedded Feature), Is Indexed to an Entity's Own Stock", the Company has classified all above derivative financial instruments issued in connection with the private placement as equity.

Instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion feature embedded in the loan, and  warrants issued by the Company, do not have fixed settlement provisions because their conversion and exercise prices, respectively, may be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the holders of the loan from the potential dilution associated with future financings. In accordance with the FASB authoritative guidance, the conversion feature of the Notes was separated from the host contract (i.e., the loan) and recognized as a derivative instrument. Both the conversion feature of the loan and the warrants have been characterized as derivative liabilities to be marked to market at the end of every reporting period with the change in value reported in the statement of operations.

As of December 31, 2011 these derivatives measured to be $ 282. See also Note 2q and 8.

The derivative liabilities were valued using a lattice valuation technique (Monte Carlo Simulation) with the following assumptions:

	December 31,
	2010	2011

Conversion feature:
Risk-free interest rate	0.12%-1.02%	0.27%
Expected volatility	105%	170%
Expected life (in years)	1.66	1.66
Expected dividend yield	0	0
Warrants:
Risk-free interest rate	0.12%-1.02%	0.27%
Expected volatility	105%	170%
Expected life (in years)	1.33	0.33
Expected dividend yield	0	0

Fair Value:
Conversion feature	288	267
Warrants	394	15

(1)	Risk Free Interest Rate - based on yields of the US Government Treasury Bonds with different periods to maturity (according to different projection periods).

(2)	Expected Volatility - based on the historical volatility of Company's Ordinary shares.

(3)	Expected life- the expected life of the conversion feature of the loan was based on the term of the loan and the expected life of the warrants was determined by the expiration date of the warrants.

(4)	Expected dividend yield- was based on the fact that the Company has not paid dividends to common shareholders in the past and does not expect to pay dividends to common shareholders in the future.

(5)
Anti-dilution Adjustment- the anti-dilution protection of the holders of Preferred Shares ceased to be effective as of March 2009. Based on the Management's estimation, no anti-dilution adjustments would take place.

SHAREHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' DEFICIT [Abstract]
SHAREHOLDERS' DEFICIT
NOTE 8:-	SHAREHOLDERS' DEFICIT

a.	Composed of shares of NIS 0.01 nominal value each, as follows:

	December 31,
	2010		2011
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	1,500,000,000	76,904,662	1,500,000,000	76,904,662
Preferred A	225,000,000	81,666,668	225,000,000	81,666,668
Preferred B	150,000,000	-	150,000,000	-

	1,875,000,000	158,571,330	1,875,000,000	158,571,330

a.	Authorized Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive dividends or bonus shares, if declared, and the right to share in the excess assets upon liquidation of the Company after the Preferred A and B shares.

b.	Authorized Preferred shares:

Preferred shares confer upon their holders voting rights on an as-converted basis with Ordinary shares on all matters presented at a general meeting of shareholders, priority preference upon liquidation; and protective rights over significant corporate actions, such as approval of mergers, voluntary liquidation or dissolution, declaration of dividends, amendments to the articles of association, sale or transfer of all or a material part of the intellectual property assets, and issuance of securities with equal or superior rights.

c.	Conversion rights:

Each Preferred share is convertible into one of the Company's Ordinary shares, subject to adjustment for anti-dilution events. Each Preferred share receives the same voting rights as Ordinary shares, except that the Preferred shares have approval rights over specified actions. Each Preferred share is entitled to a preference in liquidation over Ordinary shares.

d.	Treasury shares:

As of December 31, 2011, the Company holds 134,000 of its Ordinary shares as treasury shares at an aggregate cost of approximately $ 100. The Company has no dividend or voting rights associated with its treasury shares.

e.	Dividends:

The Company has never paid cash dividends to its shareholders.

f.	Warrants to Preferred shares:

In 2004, the Company granted to certain investors, as part of a share purchase agreement, four series of Warrants which expired as of December 31, 2009.

As of January 1, 2009 there were 1,333,332 outstanding warrants with an exercise price of $ 0.98. These warrants contained a price adjustment mechanism which according to ASC 815-40 result in a liability presentation marked to fair value at each reporting date. These warrants expired during 2009. See also Note 2q.

The following table summarizes information regarding outstanding warrants to purchase Preferred and Ordinary shares of the Company issued as of December 31, 2011:

Issuance date	Number of warrants	Class of Shares	Exercise price per warrant	Exercisable Through

May 2005 (1)	352,941	Ordinary shares	0.17	January 2013
March 2007 (2)	25,000,000	Preferred B shares	0.04	March 2012
March 2007 (3)	23,034,900	Ordinary shares	0.06	March 2012
May 2007 (3)	19,249,335	Ordinary shares	0.06	May 2012

	67,637,176

(1)
In connection with a credit facility that was fully repaid in 2006, the Company issued to a certain foreign bank warrants to purchase 352,941 of the Company's Ordinary shares at an exercise price of $ 0.17 per share. The warrants were exercisable immediately and have a term of seven years. The warrants were classified as equity.

(2)
Through 2006 and 2007, the Company granted certain investors 61,250,000 warrants to purchase Preferred B shares as part of a private placement in 2006. As of January 1, 2009, the holders of the warrants were entitled to certain anti-dilution protection which according to ASC 815-40 results in a liability presentation and marked to fair value. As of December 31, 2011 36,250,000 warrants had expired and the remaining 25,000,000 warrants were valued at $ 282. See also Note 2q.

(3)
In 2007, the Company granted certain institutional investors and an advisor warrants to purchase 42,284,235 Ordinary shares as part of a private placement in that year. The warrants were exercisable immediately and have a term of five years. The warrants were classified as equity.

g.	Employee share purchase plan:

In November 2002, the Company established an employee share purchase plan (the "ESPP") which permits the eligible employees of the Company to purchase shares of the Company's Ordinary shares at 85% of the closing market price on either the first day or the last day of the applicable three-month period, whichever is lower. Employees may participate in the ESPP through regular payroll deductions of up to 10% of their pre-tax gross salary. Subject to adjustment for stock splits, stock dividends and similar events, a maximum of 1,500,000 Ordinary shares may be issued under the ESPP. No Ordinary shares were issued in connection with the ESPP in 2009, 2010 and 2011. As of December 31, 2011, there are 1,491,791 Ordinary shares available for future issuance under the ESPP.

h.	Stock option plans:

The Company has adopted employee stock option plans in 1996, 1997 and in 2000. Under the plans, employees, non employees and officers of the Company may be granted options to acquire Ordinary shares. Pursuant to the plans, the Company reserved for issuance a total of 35,664,266 Ordinary shares. As of December 31, 2011, an aggregate of 24,446,247 Ordinary shares are still available for future grants.

Each option granted under the plans is exercisable until five to ten years from the date of the grant of the option. The options vest ratably over vesting periods ranging from three to five years. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Transactions related to the Company's stock option plans are summarized as follows:

	Options Outstanding*)	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding, December 31, 2010	18,993,972	$0.03	2.35	-

Granted	-
Forfeited, cancelled or expired	(9,205,000)	$0.02

Outstanding, December 31, 2011	9,788,972	$0.03	0.83	-

Vested and expected to vest	9,711,012	$0.03		-

Exercisable, December 31, 2011	9,378,657	$0.03	0.83	-

*)	35,000 outstanding and exercisable options to consultants at a weighted average exercise price of $ 0.945 per share were included in the opening balance and had expired as of December 31, 2011.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's stock price on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. These amount changes are based on the value of the Company's stock.

During 2009, the Company cancelled 8,780,560 options that were previously granted to its employees and directors, and instead granted them replacement awards of 8,780,560 options, exercisable into Ordinary shares at $ 0.03 per share. The options shall vest on a quarterly basis over the period commencing as of the original options grant (up to 3 years).

This above grant was considered as a modification to previous grants and as such the fair value of this modification was estimated using the Black-Scholes-Merton option pricing model with the following assumptions: risk-free interest rates range 1.52%, dividend yields of 0%, expected volatility 269% and an expected term of the options based on the remaining period of the original options grant.

The total incremental compensation cost related to this modification is $ 38 which was fully recognized.

Stock-based compensation expenses included in the reported net loss totaled to approximately $ 177 in 2009, $175 in 2010 and $ 30 in 2011, as follows:

	Year ended December 31,
	2009	2010	2011

Research and development	$10	$13	$8
Selling and marketing	6	5	4
General and administrative	161	157	18

Total stock-based compensation expense	$177	$175	$30

Additional information related to the Company's stock-based compensation awards is presented below, along with the additional disclosures required by ASC 718.

As of December 31, 2011, there was $ 46 of total unrecognized compensation cost related to unvested stock options. Unrecognized compensation cost is expected to be recognized over a weighted average period of 1 year.

FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2011
FINANCIAL INCOME (EXPENSES), NET [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 9:-          FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2009	2010	2011
Financial income (expenses):

Decrease (increase) in fair value of warrants that are classified as liability and of bifurcated conversion feature	$(764)	$173	$400
Interest expenses	(223)	(61)	(66)
Foreign currency transaction adjustments	(40)	42	(133)

	$(1,027)	$154	$467

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10:-         TAXES ON INCOME

a.	Applicable Tax Laws:

1.	Amendment to the Israeli Income Tax Ordinance

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012 and a corresponding increase was made to the real capital gains tax rate and the real betterment tax rate. The Company does not expect this Law to effect its financial position.

2.	Measurement of taxable income under Israel's Income Tax (Inflationary Adjustments) Law, 1985:

Through 2007 results for tax purposes for RadView Software Ltd. are measured and reflected in accordance with the change in the Israeli Consumer Price Index ("CPI"). As explained above in Note 2, the consolidated financial statements are presented in U.S. dollars. The differences between the change in the Israeli CPI and in the NIS/U.S. dollar exchange rate cause a difference between taxable income and the income before taxes reflected in the consolidated financial statements.

In accordance with ASC 740, the Company has not provided deferred income taxes on the above differences resulting from changes in exchange rates and indexing for tax purposes.

In February 2008, the Knesset passed an amendment to the Income Tax (Inflationary Adjustment) Law, 1985, which limits the scope of the law starting in 2008 and thereafter. Beginning in 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Consumer Price Index carried out in the period up to December 31, 2007. The amended law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

In 1998, the Company was granted Approved Enterprise status under the Law. The Company elected to adopt the "Alternative Benefits" track entitling the Company to a benefit period of seven years on income derived from this program as follows: (a) a full income tax exemption for the first two years and (b) a reduced income tax rate of 25%, instead of the regular rate for the remaining five-year period. Depending on the level of non-Israel investments in the Company, the period for which the Company is entitled to a reduced tax rate of 25% can be extended to eight years. The period of the benefit is limited to 12 years from commencement of production or 14 years from the date of approval. As the Company has not yet reported any taxable income, the benefit period has not yet commenced.

The benefits from the Company's approved enterprise programs are dependent upon the Company fulfilling the conditions stipulated by the Law for Encouragement of Capital Investments, 1959 and the regulations published under this law, as well as the specific criteria in the Company's approved enterprise programs. If the Company does not comply with these conditions, the tax benefits may be canceled, and the Company may be required to refund the amount of the canceled benefits, with the addition of linkage differences and interest. As of the date of these financial statements, the Company believes it complies with these conditions.

If the Company distributes a cash dividend out of retained earnings which were tax exempt due to its approved enterprise status, the Company would have to pay a 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the recipients.

As of December 31, 2011, the Company does not have retained earnings and accordingly, no tax-exempt income. Tax-exempt income attributable to the Approved Enterprise cannot be distributed to shareholders without subjecting the Company to taxes except upon a complete liquidation of the Company. If the retained tax-exempt income is distributed in a manner other than upon the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected alternative tax benefits. The Company's board of directors does not intend to distribute any amounts of its undistributed tax-exempt income as dividends.

On April 1, 2005, an amendment to the Investment Law came into effect (the "Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficiary Enterprise, such as provisions generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

In addition, the Investment Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment.

As a result of the Amendment, tax-exempt income generated under the provisions of the new law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income.

By virtue of this law, the Company is entitled to claim accelerated depreciation on equipment used by the Approved Enterprise during five tax years. The Company has received final approval in respect to the investment program.

Amendments to the Law for the Encouragement of Capital Investments, 1959:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company may elect to apply the amendment (such election shall be non revocable), and from then on it will be subject to the amended tax rates that are: 2011 and 2011 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment on the financial statements, and at present, does not intend to apply the amendment.

c.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxation), 1969:

The Company currently qualifies as an "Industrial Company" under the Law for Encouragement of Industry (Taxes), 1969 and is therefore entitled to tax benefits, mainly accelerated depreciation of machinery and equipment and deduction of expenses incurred in connection with a public offering.

d.	Income (loss) before income tax:

	Year ended December 31,
	2009	2010	2011

Israel	$(446)	$1,089	$1,238
United States	(917)	(973)	(866)

	$(1,363)	$116	$372

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2009	2010	2011

Current taxes and reserves	$62	$(14)	$(239)

f.	Net operating losses:

As of December 31, 2011, the Company's net operating tax loss carry forwards in Israel amounted to approximately $ 25 million. These net operating tax losses may be carried forward indefinitely and offset against future taxable business income.

The Company's U.S. subsidiary's tax losses through December 31, 2011 totaled approximately $ 33 million. These losses are available to offset future U.S. taxable income of the U.S. subsidiary may be subject to the limitation under rule 382 of the Internal Revenue Service, see below, and will expire between the years 2018 and 2028.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to "change in ownership" provision of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

The Company and its subsidiary provide a valuation allowance on the entire deferred tax asset in respect of the carryforward losses, due to the uncertainty regarding future realization. Management currently believes that since the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carryforward will not be realized in the foreseeable future. Deferred taxes in respect of other temporary differences are immaterial.

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the various subsidiaries worldwide due to the uncertainty of the realization of such tax benefits and the effect of approved enterprise.

g.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2010	2011

Operating loss carryforward and deductions	$16,437	$17,942
Reserves and allowances	251	248

Net deferred tax asset before valuation allowance	16,688	18,190
Valuation allowance	(16,688)	(18,190)

Net deferred tax asset	$-	$-

As of December 31, 2011, the Company has provided full valuation allowance of $ 18,190 in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

h.	Final tax assessments:

The Company has received final tax assessments in Israel through the end of 2007 and in the US through the end of 2006.

i.	Reconciliation of the tax expenses to the actual tax expenses:

The main reconciling items of the statutory tax rate of the Company (2009 - 26%, 2010- 25% and 2011 - 24%,) to the effective tax rate (0%) are valuation allowances provided for deferred tax assets (in all reported periods) .

j.	Accounting for uncertainty in income taxes ("ASC 740"):

A reconciliation of the beginning and ending balances of the total amounts of the unrecognized tax benefits is as follows (U.S dollars in thousands):

Unrecognized tax benefits

Balance at January 1, 2011	$709
Decrease in tax positions taken in the current year	(239)

Balance at December 31, 2011	$470

The Company does not believe there will be any material changes in its unrecognized tax positions over the next twelve months.

The Company and its subsidiary file income tax returns in Israel and in the USA. As of December 31, 2011, the Israeli tax returns are subject to examination by the Israeli tax authorities for the tax years of 2008 through 2010 and the US tax returns are subject to examination by the US tax authorities for the tax years of 2007 through 2010.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 11:-	RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties consisted of the following:

	December 31
	2010	2011
Accrued expenses and other current liabilities:
Accrued interest on convertible loan (See Note 7)	$278	$338
Other accrued expenses (*)	51	150

	$329	$488

Transactions with related parties consisted of the following:

	Year ended December 31,
	2009	2010	2011

General and administrative (*)	$50	$50	$114
Financial expenses, net	205	60	60

Total costs and expenses	$255	$110	$174

(*)	Mainly as a result of management fees.

DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE	12 Months Ended
Dec. 31, 2011
DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE [Abstract]
DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE
NOTE 12:-	DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE

The Company has adopted ASC 280 "Segment reporting". The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-user customer.

The Company's revenues by its customers ' geographic locations are as follows:

	Year ended December 31,
	2009	2010	2011

United States	$1,585	$1,626	$1,544
Europe	702	431	366
Israel	72	190	113
Other	70	170	124

	$2,429	$2,417	$2,147